Income taxes - Net Operating Tax Losses Carried Forward by Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Gross amount of net operating tax losses carried forward, expire	$ 91,163	$ 92,412
Gross amount of net operating tax losses carried forward, never expire	4,586	2,413
Gross amount of net operating tax losses carried forward	95,749	94,825
Tax-effected, expire	24,165	24,436
Tax-effected, never expire	808	429
Tax-effected	$ 24,973	$ 24,865